Average Annual Total Returns - Class H - Mid-Cap 1.5x Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	9.87%	13.84%	13.26%	9.69%	13.68%	13.14%	5.84%	11.05%	11.10%	13.66%	12.35%	11.51%